Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock Options
Summary of stock option activity

	Option	Weighted-Average	Weighted-Average
	Number of	Exercise	Remaining
	Shares	Price Per Share	Contractual Term
Options outstanding as of January 1, 2023	4,851,666	$1.91	8.4
Granted	58,000	1.81
Exercised	—	—
Canceled	—	—
Options outstanding as of March 31, 2023	4,909,666	$1.91	8.2
Options exercisable as of March 31, 2023	1,906,098	$1.68	7.1

	Option	Option	Weighted-Average
	Number of	Exercise	Exercise
	Shares	Price Per Share	Price Per Share
Options outstanding at January 1, 2021	2,709,964	$0.30 - $2.00	$1.48
Granted	335,300	$3.13 - $3.76	$3.17
Exercised	—	—	—
Canceled	(286,000)	$0.30 - $3.13	$1.70
Options outstanding at December 31, 2021	2,759,264	$0.30 - $3.76	$1.66
Granted	2,149,152	$1.67 - $5.00	$2.19
Exercised	—	—	—
Canceled	(56,750)	$0.30 - $2.00	$0.49
Options outstanding at December 31, 2022	4,851,666	$0.30 - $5.00	$1.91
Options exercisable at December 31, 2022	1,592,088	$0.30 - $3.76	$1.49